19. BORROWINGS AND FINANCING (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Beginning balance	R$ 182,267,490
Borrowing	2,499,999
Interest, monetary corrections, and exchange differences	5,192,982
Amortization of debt discount	1,412,950
Principle and interest payment	(803,731)
Tax other payments	(146,615)
Transfer and other	(38,600)
Ending balance	263,437,340
Borrowings And Financing [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	31,641,855
Borrowing	2,499,999
Interest, monetary corrections, and exchange differences	8,352,721
Principle and interest payment	(803,731)
Tax other payments	(146,615)
Transfer and other	(25,409)
Ending balance	41,518,820
Debt Discount [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(13,401,195)
Interest, monetary corrections, and exchange differences	(3,159,739)
Amortization of debt discount	1,412,950
Ending balance	(15,147,984)
Incurred Debt Issuance Cost [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(13,911)
Transfer and other	(13,191)
Ending balance	R$ (27,102)